Interim Condensed Unaudited Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net loss for the period	$ (21,544,803)	$ (12,847,398)	$ (59,673,086)	$ (24,475,447)
Adjustments for:
Amortization	1,612,421	1,102,638	4,268,912	3,005,004
Stock-based compensation expense	1,334,359	833,973	4,174,819	4,017,322
Interest (income) / expense	(308,947)	(52,190)	(328,374)	(222,303)
Inventory provision	306,085		3,118,581
Change in fair value of derivative liabilities	(41,396)	(4,178,638)	(312,142)	(16,436,023)
Unrealized currency translation losses	24,107		24,107
Changes in non-cash working capital items
Receivables	96,910	(4,718)	266,850	(282,242)
Prepaid expenses and deposit	122,917	(2,942,644)	(5,233,291)	(10,266,438)
Inventory	(1,343,259)	(2,699,611)	(9,079,654)	(2,668,847)
Trade payables and accrued liabilities	(1,795,703)	(2,361,538)	(1,936,111)	(217,417)
Customer deposits and construction contract liabilities	(211,205)	192,888	(341,078)	215,392
Net cash flows used in operating activities	(21,748,514)	(22,957,238)	(65,050,467)	(47,330,999)
Investing activities
Decrease/(increase) in restricted cash		2,059	(228,874)	(17,397)
Transfer/(purchase) of plant and equipment	(1,125,340)	166,023	(3,296,400)	(2,859,100)
Net cash flows used in investing activities	(1,125,340)	168,082	(3,525,274)	(2,876,497)
Financing activities
Interest income received	764,000	94,410	1,094,195	495,138
Interest income received from net investment in sublease		124		1,459
Interest paid on lease payments	(111,877)	(37,890)	(233,032)	(111,978)
Repayment of leases	(138,715)	(209,452)	(531,897)	(560,295)
Payment received from net investment in sublease		9,876		38,541
Proceeds on issuance of common shares - net of issue costs		(55,123)		142,435,553
Payment for RSU settlement	(83,353)	(185,274)	(104,139)	(185,274)
Payment for DSU settlement		(19,625)		(19,625)
Proceeds from issuance of common shares for options exercised	5,777	645,750	349,843	1,145,538
Proceeds from issuance of common shares for warrants exercised		1,313,167		6,327,694
Net cash flows from financing activities	435,832	1,555,963	574,970	149,566,751
Increase / (decrease) in cash and cash equivalents	(22,438,022)	(21,233,193)	(68,000,771)	99,359,255
Effect of exchange rate changes on cash	(50,302)	17,688	(43,958)	3,355
Cash and cash equivalents, beginning	176,371,603	250,028,791	221,928,008	129,450,676
Cash and cash equivalents, ending	$ 153,883,279	$ 228,813,286	$ 153,883,279	$ 228,813,286